--------------------------------------------------------------------------------

PENNSYLVANIA
DAILY MUNICIPAL                             600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND                                                         212-830-5200

================================================================================








Dear Shareholder:


We are pleased to present the semi-annual report of Pennsylvania Daily Municipal Income Fund for the period December 1, 1997 through May 31,1998.

The Fund had net assets of $15,558,450 and 289 active shareholders as of May 31, 1998.

Thank you for your support and we look forward to continuing to serve your cash management needs.




Sincerely,







\s\Steven W. Duff




Steven W. Duff
President

























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
MAY 31, 1998
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                           Maturity               Value             Standard
   Amount                                                                            Date      Yield     (Note 1)   Moody's & Poor's
   ------                                                                            ----      -----      ------    -------  -------
Other Tax Exempt Investments (33.92%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 2,000,000  City of Philadelphia, PA TRAN - Series A                             06/30/98    3.95%   $ 2,000,764   MIG-1    SP-1+
     395,000  Perkioman Valley School District, PA (b)
              FSA Insured                                                          02/01/99    3.90        395,000
   2,000,000  Philadelphia, PA School District TRAN
              LOC Commerzbank A.G.                                                 06/30/98    3.90      2,000,841   MIG-1    SP-1+
     680,000  State Public School Building Authority, PA School RB - Series 1997D (b)
              AMBAC Insured                                                        06/15/98    3.85        680,000
     200,000  University of Pennsylvania - Series B (b)
              MBIA Insured                                                         06/01/98    4.50        200,000
 -----------                                                                                           -----------
   5,275,000  Total Other Tax Exempt Investments                                                         5,276,605
 -----------                                                                                           -----------
 Other Variable Rate Demand Instruments (c) (40.30%)
------------------------------------------------------------------------------------------------------------------------------------
 $   100,000  Allegheny County, PA GO - Series C
              LOC National Westminster Bank PLC                                    06/01/03    3.80%   $   100,000   VMIG-1   A1+
     300,000  Chester County, PA 1997 Archdiocese of Pennsylvania
              LOC Corestates Bank, N.A.                                            07/01/27    4.00        300,000   VMIG-1
     500,000  City of York General Authority
              (Adjusted Rate Pooled Financing)
              LOC First Union National Bank                                        09/01/26    3.85        500,000            A1
     370,000  Clinton County, PA Municipal Authority HRB
              (Lock Haven Hospital Project) - Series 1991A
              LOC Mellon Bank, N.A.                                                09/01/07    4.05        370,000            A1
     700,000  Delaware Valley Regional Finance Authority,
              Pennsylvania Local Government RB - Series 1985A
              LOC Credit Suisse First Boston                                       12/01/18    3.90        700,000   VMIG-1   A1+
     600,000  Emmaus, PA General Authority Local Government RB
              (Bond Pool Project) - Series 1989F4
              GIC-Goldman Sachs                                                    03/01/24    3.95        600,000            A1+
     700,000  Lancaster, PA Higher Education Authority
              LOC Chase Manhattan Bank, N.A.                                       04/15/27    3.97        700,000   VMIG-1   A1
     500,000  Lehigh County, PA IDA - Series 1985A
              LOC Rabobank Nederland                                               12/01/15    3.80        500,000    P1
     200,000  North Lebanon Township, PA (b)
              LOC First Union National Bank                                        04/01/18    3.95        200,000
     600,000  Pennsylvania EDFA - Series 1997
              LOC Nations Bank                                                     11/01/27    3.90        600,000   VMIG-1   A1+
     600,000  Pennsylvania EDFA - Series 1997F (b)
              LOC PNC Bank, N.A.                                                   12/01/04    4.05        600,000

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                           Maturity               Value             Standard
   Amount                                                                            Date      Yield     (Note 1)   Moody's & Poor's
   ------                                                                            ----      -----      ------    -------  -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   400,000  Pennsylvania HEFA Cabrini College - Series 1997 A-2
              LOC Allied Irish Bank                                                04/01/22    3.80%   $   400,000   VMIG-1
     700,000  Pennsylvania HEFA Moravian College
              LOC Summit Bank                                                      04/01/12    3.80        700,000   MIG-1
 -----------                                                                                           -----------
   6,270,000  Total Other Variable Rate Demand Instruments                                               6,270,000
 -----------                                                                                           -----------
Tax Exempt Commercial Paper (26.35%)
------------------------------------------------------------------------------------------------------------------------------------
 $   900,000  Beaver County, PA IDA PCRB
              (Duquesne Light Company Project) - Series 1993A
              LOC Union Bank of Switzerland                                        08/11/98    3.70%   $   900,000   VMIG-1   A1+
   1,900,000  Commonwealth of Pennsylvania GO BAN                                  08/18/98    3.60      1,900,000     P1     A1+
     700,000  Montgomery County, PA IDA PCRB Refunding Bonds
              (PECO Energy Co. Project) - Series 1994B
              LOC Deutsche Bank A.G.                                               09/10/98    3.70        700,000     P1     A1+
     600,000  Venango, PA IDA Resource Recovery RB
              (Scrubgrass Project) - Series 1990A
              LOC National Westminster Bank PLC                                    09/10/98    3.80        600,000     P1     A1+
 -----------                                                                                           -----------
   4,100,000  Total Tax Exempt Commercial Paper                                                          4,100,000
 -----------                                                                                           -----------
              Total Investments (100.57%) (Cost $15,646,605+)                                           15,646,605
              Liabilities in Excess of Cash and Other Assets (-0.57%)                                  (    88,155)
                                                                                                       -----------
              Net Assets (100.00%)                                                                     $15,558,450
              Net Asset value, offering and redemption price per share:                                ===========
              Class A shares,  14,872,826 shares outstanding (Note 3)                                  $      1.00
                                                                                                       ===========
              Class B shares,     687,117 shares outstanding (Note 3)                                  $      1.00
                                                                                                       ===========
              +       Aggregate cost for federal income tax purposes is identical.





--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
MAY 31, 1998
(UNAUDITED)
================================================================================




FOOTNOTES:

(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities that are not rated have been determined by the Fund's Board of Trustees to be of comparable quality to the rated securities in which the Fund may invest.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.




KEY:
     AMBAC   =   American Municipal Bond Assurance Corporation    HRB     =   Hospital Revenue Bond
     BAN     =   Bond Anticipation Note                           IDA     =   Industrial Development Authority
     EDFA    =   Educational Development Finance Authority        LOC     =   Letter of Credit
     FSA     =   Financial Securities Assurance                   MBIA    =   Municipal Bond Insurance Association
     GIC     =   Guaranteed Investment Contract                   PCRB    =   Pollution Control Revenue Bond
     GO      =   General Obligation                               RB      =   Revenue Bond
     HEFA    =   Health and Education Facilities Authority        TRAN    =   Tax and Revenue Anticipation Note








--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1998
(UNAUDITED)
================================================================================



INVESTMENT INCOME
 Income:
     Interest.....................................................................    $   275,632
                                                                                      -----------
 Expenses: (Note 2)
     Investment management fee....................................................         30,017
     Administration fee...........................................................         15,759
     Distribution fee.............................................................         18,559
     Custodian fee................................................................          1,562
     Shareholder servicing and related shareholder expenses.......................         12,623
     Legal, compliance and filing fees............................................         27,293
     Audit and accounting.........................................................         34,490
     Trustees' fees...............................................................          3,048
     Other........................................................................          2,032
                                                                                      -----------
       Total expenses.............................................................        145,383
       Less:   Fees waived (Note 2)...............................................    (    43,346)
               Expense paid indirectly  (Note 2)..................................    (        10)
               Expenses reimbursed (Note 2).......................................    (    49,699)
                                                                                      -----------
       Net expenses...............................................................         52,328
                                                                                      -----------
 Net investment income............................................................        223,304

REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments..........................................    (       551)
                                                                                      -----------
 Increase in net assets from operations...........................................    $   222,753
                                                                                      ===========




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                         Six Months
                                                                            Ended                     Year
                                                                        May 31, 1998                 Ended
                                                                         (Unaudited)            November 30,1997
                                                                         -----------            ----------------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
     Net investment income............................................  $     223,304             $   1,281,675
     Net realized gain (loss) on investments..........................  (         551)                  -0-
                                                                        -------------             -------------
 Increase in net assets from operations                                       222,753                 1,281,675
 Dividends to shareholders from net investment income:
     Class A..........................................................  (     220,573)*           (   1,277,930)*
     Class B..........................................................  (       2,731)*           (       3,745)*
 Capital share transactions (Note 3)
     Class A .........................................................  (  28,191,959)                6,728,888
     Class B..........................................................        295,103                   386,997
                                                                        -------------             -------------
          Total increase (decrease)...................................  (  27,897,407)                7,115,885
 Net assets:
     Beginning of period..............................................     43,455,857                36,339,972
                                                                        -------------             -------------
     End of period....................................................  $  15,558,450             $  43,455,857
                                                                        =============             =============

 *   Designated as exempt-interest dividends for federal income tax purposes.




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies.

Pennsylvania Daily Municipal Income Fund, a Massachusetts business trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on October 10, 1996 and all Fund shares outstanding before October 10, 1996 were designated as Class A shares. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Trustees.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), equal to .40% of the Fund's average daily net assets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
     (Continued).

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a distribution and service plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P., (the Distributor), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .25% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the period ended May 31, 1998 the Manager voluntarily waived investment management fees and administration fees of $27,830 and $15,516, respectively. In addition, although not required to do so, the Manager has agreed to reimburse expenses amounting to $49,699.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $3,784 paid to Reich & Tang Services L.P., an affiliate of the Manager, as servicing agent for the Fund. Included under the same caption are expense offsets of $10.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

3. Capital Stock.

At May 31, 1998, an unlimited number of shares of beneficial interest ($.01 par value) were authorized and capital paid in amounted to $15,559,943. Transactions in capital stock, all at $1.00 per share, were as follows:


                                                    Six Months                            Year
                                                      Ended                              Ended
                                                  May 31, 1998                      November 30, 1997
                                                  --------------                    -----------------
 Class A
 Sold.........................................        29,294,462                         122,761,722
 Issued on reinvestment of dividends..........           222,617                           1,120,365
 Redeemed.....................................   (    57,709,038)                     (  117,153,199)
                                                  --------------                       -------------
 Net increase (decrease)......................   (    28,191,959)                          6,728,888
                                                  ==============                       =============
                                                    Six Months                            Year
                                                      Ended                              Ended
                                                  May 31, 1998                      November 30, 1997
                                                  --------------                    -----------------
 Class B
 Sold.........................................           986,920                             388,922
 Issued on reinvestment of dividends..........             2,351                               3,228
 Redeemed.....................................    (      694,168)                     (        5,153)
                                                  --------------                       -------------
 Net increase (decrease)......................           295,103                             386,997
                                                  ==============                       =============



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
4. Sales of Securities.

Accumulated undistributed realized losses at May 31, 1998 amounted to $1,493. This amount represents tax basis capital losses which may be carried forward to offset future gains. Such losses expire on November 30, 2001.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Pennsylvania and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 63% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.


6. Financial Highlights.
                                                     Six                                                           December 16, 1992
                                                    Months                  Year Ended November 30,                  (Commencement
Class A                                             Ended      ---------------------------------------------------    of Sales) to
-------                                                                                                               November 30,
                                                May 31, 1998      1997         1996          1995           1994          1993
                                                ------------   ---------    ---------     ---------      ---------     ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)

Net asset value, beginning of period...........   $  1.00      $  1.00      $  1.00       $  1.00        $  1.00       $  1.00
                                                  ---------    ---------    ---------     ---------      ---------     ---------
Income from investment operations:
  Net investment income........................      0.015        0.030        0.030         0.034          0.024         0.022
Less distributions:
  Dividends from net investment income.........   (  0.015 )   (  0.030 )   (  0.030 )    (  0.034 )     (  0.024 )    (  0.022 )
                                                  ---------    ---------    ---------     ---------      ---------     ---------
Net asset value, end of period.................   $  1.00      $  1.00      $  1.00       $  1.00        $  1.00       $  1.00
                                                  =========    =========    =========     =========      =========     =========
Total Return...................................      3.02%        3.05%        3.01%         3.50%          2.44%         2.28%

Ratios/Supplemental Data
Net assets, end of period (000)................   $  14,871    $  43,064    $  36,335     $  40,980      $  43,559     $  38,817

Ratios to average net assets:
  Expenses.....................................      0.70%*       0.70%        0.68%         0.59%          0.49%         0.22%*
  Net investment income........................      2.97%*       3.00%        2.97%         3.44%          2.44%         2.26%*
  Management and administration fees waived....      0.58%*       0.49%        0.49%         0.61%          0.68%         0.85%*
  Expenses reimbursed..........................      0.66%*       --           --            --             --            0.33%*
  Expense offsets..............................      --           --           0.01%         --             --            --
*       Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------


6. Financial Highlights. (Continued)
                                                         Six                                              October 10, 1996
                                                        Months                     Year                   (Commencement of
Class B                                                 Ended                     Ended                     Offering) to
-------                                              May 31, 1998           November 30, 1997            November 30, 1996
                                                     ------------           -----------------            -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)

Net asset value, beginning of period...............    $  1.00                    $  1.00                     $  1.00
                                                       --------                   --------                    --------
Income from investment operations:
  Net investment income............................       0.017                      0.033                       0.005

Less distributions:
  Dividends from net investment income.............    (  0.017)                  (  0.033)                   (  0.005)
                                                       --------                   --------                    --------
Net asset value, end of period.....................    $  1.00                    $  1.00                     $  1.00
                                                       ========                   ========                    ========
Total Return.......................................       3.38%                      3.31%                       3.25%*

Ratios/Supplemental Data
Net assets, end of period (000)....................    $    687                    $   392                    $      5

Ratios to average net assets:
  Expenses.........................................       0.45%*                     0.45%                       0.42%*
  Net investment income............................       3.40%*                     3.28%                       3.21%*
  Management and administration fees waived........       0.58%*                     0.49%                       0.27%*
  Expense reimbursed...............................       0.66%*                     --                          --
  Expense offsets..................................       --                         --                          0.01%*

*       Annualized











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------











------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------



  Pennsylvania Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


  Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


  Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105-1716


  Transfer Agent & Dividend
     Disbursing Agent
     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, New York 10020




















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


















                                                  PENNSYLVANIA
                                                  DAILY
                                                  MUNICIPAL
                                                  INCOME
                                                  FUND





                                                  Semi-Annual Report
                                                    May 31, 1998
                                                     (Unaudited)

































--------------------------------------------------------------------------------